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                    METLIFE INSURANCE COMPANY OF CONNECTICUT

                METLIFE OF CT FUND UL FOR VARIABLE LIFE INSURANCE

                                   VINTAGELIFE
                                   MARKETLIFE
                              METLIFE VARIABLE LIFE
                        METLIFE VARIABLE LIFE ACCUMULATOR
                   METLIFE VARIABLE LIFE ACCUMULATOR SERIES 2
                   METLIFE VARIABLE LIFE ACCUMULATOR SERIES 3
                       METLIFE VARIABLE SURVIVORSHIP LIFE
                      METLIFE VARIABLE SURVIVORSHIP LIFE II

                       Supplement dated December 19, 2008

To the Prospectuses dated December 8, 2008, April 28, 2008 and May 2,2005
                            (as supplemented)



     MetLife Insurance Company of Connecticut (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain variable investment options ("Existing Funds") and substitute new options ("Replacement Funds") as shown below. The Replacement Funds are portfolios of Met Investors Series Trust or Metropolitan Series Fund, Inc. To the extent that a Replacement Fund is not currently available as an investment option under your Policy, such Replacement Fund will be added as an investment option on or before the date of the substitution. Please retain this supplement and keep it with the prospectus.

     To the extent required by law, approval of the proposed substitution is being obtained from the state insurance regulators in certain jurisdictions.

     The Company believes that the proposed substitutions are in the best interest of policy holders. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2009.

     The proposed substitutions and respective advisers and/or sub-advisers for all the above-listed Policies EXCEPT VintageLife, MarketLife and MetLife Variable Survivorship Life Policies are:

EXISTING FUND AND CURRENT ADVISER (WITH CURRENT SUB-ADVISER           REPLACEMENT FUND AND SUB-ADVISER
AS NOTED)

------------------------------------------------------------          -----------------------------------------------
PIMCO (VIT) Total Return Portfolio (Administrative Class)             PIMCO Total Return Portfolio (Class B)
---------------------------------------------------------             --------------------------------------
Pacific Investment Management Company LLC                             Pacific Investment Management Company LLC

                                                             ->

------------------------------------------------------------          -----------------------------------------------


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
------------------------------------------------------------          -----------------------------------------------
Van Kampen LIT Comstock Portfolio (Class II)                          Van Kampen Comstock Portfolio (Class B)
--------------------------------------------                          ---------------------------------------
Van Kampen Asset Management                                  ->       Morgan Stanley Investment Management, Inc.
                                                                      d/b/a Van Kampen

------------------------------------------------------------          -----------------------------------------------


     The proposed substitution and respective advisers and/or sub-advisers for all MarketLife and MetLife Variable Survivorship Life Policies, and for MetLife Variable Life, MetLife Variable Life Accumulator, MetLife Variable Life Accumulator Series 2, and MetLife Variable Life Accumulator Series 3 Policies issued prior to May 1, 2001 are:


EXISTING FUND AND CURRENT ADVISER (WITH CURRENT SUB-ADVISER           REPLACEMENT FUND AND SUB-ADVISER
AS NOTED)

------------------------------------------------------------          -----------------------------------------------
Legg Mason Partners Variable Equity Index Portfolio                   MetLife Stock Index Portfolio (Class A)
---------------------------------------------------                   ---------------------------------------
(Class I)                                                    ->       MetLife Investment Advisors Company, LLC
--------
Legg Mason Partners Fund Advisor, LLC
(Batterymarch Financial Management, Inc.)
------------------------------------------------------------          -----------------------------------------------


     The proposed substitution and respective advisers and/or sub-advisers for MetLife Variable Survivorship Life II Policies, and for MetLife Variable Life, MetLife Variable Life Accumulator, MetLife Variable Life Accumulator Series 2, and MetLife Variable Life Accumulator Series 3 Policies issued on or after May 1, 2001 are:


------------------------------------------------------------          -----------------------------------------------
Legg Mason Partners Variable Equity Index Portfolio                   MetLife Stock Index Portfolio (Class D)
---------------------------------------------------                   ---------------------------------------
(Class I)                                                    ->       MetLife Investment Advisors Company, LLC
--------
Legg Mason Partners Fund Advisor, LLC
(Batterymarch Financial Management, Inc.)
------------------------------------------------------------          -----------------------------------------------


     The proposed substitution and respective advisers and/or sub-advisers for VintageLife Policies ONLY are:


------------------------------------------------------------          ------------------------------------------------
Legg Mason Partners Variable Money Market Portfolio                   BlackRock Money Market Portfolio (Class E)
---------------------------------------------------                   ------------------------------------------
Legg Mason Partners Fund Advisor, LLC                                 BlackRock Advisors, LLC
(Western Asset Management Company)
                                                             ->
------------------------------------------------------------          ------------------------------------------------

Please note that:

     - No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

     - The elections you have on file for allocating your account value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

     - You may transfer amounts in your Policy among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Policy, subject to the Company's restrictions on

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          transfers to prevent or limit "market timing" activities by Contract owners or agents of Contract owners.

     - If you make one transfer from one of the above Existing Funds into one or more other subaccounts before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

     - On the effective date of the substitution, your account value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

     -    There will be no tax consequences to you.


     In connection with the substitutions, we will send you a prospectus for Met Investors Series Trust and Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

     Please contact your registered representative if you have any questions.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.